1933 Act File No. 33-21321
                                          1940 Act File No. 811-5536

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.   20   ....................         X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.   18   ...................................         X

                               TOWER MUTUAL FUNDS

               (Exact Name of Registrant as Specified in Charter)

            5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b) on _________, 199_ pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph (a) (i).
 X 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037




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                              CROSS REFERENCE SHEET


      This Amendment to the Registration Statement of TOWER MUTAL FUNDS, which consists of seven portfolios, (1) Tower Capital Appreciation Fund, (a)Class A Shares and (b) Class B Shares; (2) Tower Louisiana Municipal Income Fund; (3) Tower Total Return Bond Fund; (4) Tower U.S. Government Income Fund; (5) Tower Cash Reserve Fund, (a)Class A Shares and (b) Class B Shares; (6) Tower U.S. Treasury Money Market Fund; and (7) Tower Mid Cap Equity Fund, (a)Class A Shares and (b) Class B Shares. This filing relates only to Tower Mid Cap Equity Fund and is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.
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                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................(1-7) Cover Page.
Item 2.     Synopsis......................(1-4) Summary of Fund Expenses - Equity and Income Funds; (5-6) Summary of Fund
                                          Expenses - Money Market Funds; (7) Summary of Fund Expenses; (1-6) Financial Highlights
Item 3.     Condensed Financial
             Information                  (1-7) Performance Information.
Item 4.     General Description of
             Registrant...................(1-6) Synopsis; (1-6) Objective and Policies of Each Fund; (7) Objective and
                                          Policies of the Fund; (1-6) Portfolio Investments and Strategies.
Item 5.     Management of the Fund........(1-7) Tower Mutual Funds Information; (1-7) Management of Tower Mutual Funds;
                                          (1-7) Distribution of Fund Shares; (1-7) Distribution Plan; (1-7) Fund Administration;
                                          (1-7) Brokerage Transactions; 1,5(b), 7(b) Shareholder Servicing Arrangements;
Item 6.     Capital Stock and Other
             Securities...................(1-7) Dividends; (1-7) Capital Gains; (1-7) Shareholder Information;
                                          (1-7) Voting Rights; (1-7) Effect of Banking Laws; (1-7) Tax Information;
                                          (1-7) Federal Income Tax; (2) Louisiana Municipal Income Fund - Additional
                                          Tax Information.
Item 7.     Purchase of Securities
             Being                        Offered................(1-7) Net Asset
                                          Value; (1-7) Investing in the Funds;
                                          (1-7) Share Purchases; (1-7) Minimum
                                          Investment Required; (1-7) What Shares
                                          Cost; (1-7) Systematic Investment
                                          Program; (1-7) Certificates and
                                          Confirmations; (1-7) Reducing the
                                          Sales Charge; (1-7) Exchanging
                                          Securities for Fund Shares.
Item 8.     Redemption or Repurchase......(1-7) Redeeming Shares; (1-7) Systematic Withdrawal Program;
                                          (1-7) Accounts With Low Balances; (1-7)
                                          Exchange Privilege.
Item 9.     Pending Legal Proceedings.....None.

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................(1-7) Cover Page.
Item 11.    Table of Contents.............(1-7) Table of Contents.
Item 12.    General Information and
             History......................(1-7) General Information About the Funds.
Item 13.    Investment Objectives and
             Policies.....................(1-7) Investment Objective and Policies of the Funds.
Item 14.    Management of the Fund        (1-7) Tower Mutual Funds Management; (1-7) Trustees' Compensation.
Item 15.    Control Persons and Principal
             Holders of Securities        Not applicable.
Item 16.    Investment Advisory and Other
             Services.....................(1-7) Investment Advisory Service; (1-7) Other  Services;
                                          (1-7) Custodian; (1-7) Transfer Agent and Dividend Disbursing Agent
                                          and Portfolio Accounting Services; (1-7) Independent Auditors.
Item 17.    Brokerage Allocation..........(1-7) Brokerage Transactions.
Item 18.    Capital Stock and Other
             Securities                   Not applicable.
Item 19.    Purchase, Redemption and
             Pricing of Securities Being
             Offered......................(1-7) Purchasing Shares; (1-7) Determining Net Asset Value;
                                          (1-7) Redeeming Shares; (1-7) Exchange Privilege.
Item 20.    Tax Status....................(1-7) Tax Status.
Item 21.    Underwriters..................(1-7) Distribution Plan 1,5(b); Shareholder Services..
Item 22.    Performance Data..............(1-7) Performance Comparisons.
Item 23.    Financial Statements..........(1-6) Financial Statements.(Incorporated by reference to Annual
                                          Report of Registrant dated August 31, 1997, File Nos.811-5536 and
                                          33-21321). (7) To be filed by Amendment.


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TOWER MID CAP EQUITY FUND

( A PORTFOLIO OF TOWER MUTUAL FUNDS)

CLASS A SHARES

The Class A Shares of Tower Mid Cap Equity Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Tower Mutual Funds (the "Trust"), an open-end management investment company (a mutual fund). The Fund's investment objective is total return. The Fund will pursue this objective by investing primarily in a portfolio of equity securities comprising the mid-sized capitalization sector of the United States equity market.

THE CLASS A SHARES OF THE FUND OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF HIBERNIA NATIONAL BANK OR ITS AFFILIATES, ARE NOT ENDORSED OR GUARANTEED BY HIBERNIA NATIONAL BANK OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated June __, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement is incorporated by reference into this prospectus. You may request a copy of the Statement, free of charge, obtain other information, or make inquiries about the Fund by writing to the Fund or calling toll-free 1-800-999-0124. The Statement, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated June __, 1998

Table of Contents will be generated when document is complete.

 SUMMARY OF FUND EXPENSES-CLASS A SHARES

GENERAL INFORMATION ABOUT THE FUND

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 8, 1988. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. The Fund currently offers two classes of shares, Class A Shares and Class B Shares. This prospectus relates only to Class A Shares of the Fund. The Fund is designed for institutions and individuals as a convenient means of accumulating an interest in a professionally managed portfolio of equity securities.

For information on how to purchase shares of the Fund, please refer to "Investing in the Fund." A minimum initial investment of $1,000 is required for the Fund. See "Minimum Investment Required." Class A Shares of the Fund are sold at net asset value plus a maximum front-end sales charge of 4.50%. The front-end sales charges may be reduced as discussed under "Reducing the Sales Charge." Shares of the Fund are redeemed at net asset value. Information on redeeming shares may be found under "Redeeming Shares." Additionally, information regarding the exchange privilege offered with respect to the Trust may be found under "Exchange Privilege." Hibernia National Bank is the investment adviser and custodian to the Fund and receives compensation for these services.

 OBJECTIVE AND POLICIES OF THE FUND

The investment objective of the Fund is total return. The investment objective of the Fund cannot be changed without the approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described below.

Unless indicated otherwise, the investment policies of the Fund may be changed by the Board of Trustees ("Trustees") without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund will pursue its objective by investing primarily in a portfolio of equity securities comprising the mid-sized capitalization ("mid-cap") sector of the United States equity market. The Fund attempts to select companies whose potential for capital appreciation exceeds that of larger capitalization stocks commensurate with increased risk. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities of companies that have a market value capitalization ranging from $500 million to $10 billion. The Fund's adviser will invest primarily in equity securities of companies with above-average earnings growth prospects or in companies where significant fundamental changes are taking place. These changes could include significant new products, services, or methods of distribution; restructuring or reallocating business; or significant share price appreciation.

The securities in which the Fund invests include, but are not limited to:

      o common stocks of U.S. companies which are either listed on the New York or American Stock Exchanges or traded in the over-the-counter markets, preferred stock of such companies, warrants, and preferred stock convertible into common stock of such companies;

      o investments in American Depositary Receipts (ADRs") of foreign companies traded on the New York Stock Exchange or in the over-the-counter market;

     o convertible securities rated at least BBB by Standard & Poor's ("S&P") or Fitch IBCA, Inc. ("Fitch"), or at least Baa by Moody's Investors Service, Inc. ("Moody's"), or if not rated, are determined by the adviser to be of comparable quality;

      o money market instruments rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch;

      o fixed rate notes and bonds and adjustable and variable rate notes of companies whose common stock it may acquire rated BBB or better by S&P or Baa or better by Moody's;

      o zero coupon convertible securities; and

      o obligations, including certificates of deposit and bankers' acceptances, of banks or savings associations, having at least $1 billion in deposits as of the date of their most recently published financial statements and which are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), both of which are administered by the Federal Deposit Insurance Corporation ("FDIC"), including U.S. branches of foreign banks and foreign branches of U.S. banks.

In addition, the Fund may engage in when-issued and delayed delivery transactions and invest in foreign securities, temporary investments, and repurchase agreements. The Fund may also purchase put options on its portfolio securities and on futures contracts and write call options on its portfolio securities.

The Fund reserves the right to attempt to hedge the portfolio by entering into financial futures contracts and to write calls on financial futures contracts. The Fund will notify shareholders before it begins engaging in these transactions.

INVESTMENT RISKS. As with other mutual funds that invest primarily in equity securities, the Fund is subject to market risks. First the possibility exists that common stocks will decline over short or even extended periods of time. Second, the United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. However, because the Fund invests primarily in medium capitalization stocks, there are some additional risk factors associated with investments in the Fund. In particular, stocks in the medium capitalization sector of the United States equity market tend to be slightly more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Composite Stock Price Index. This is because, among other things, medium-sized companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting slightly higher volatility, the stocks of medium-sized companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of medium-sized companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that the Fund will be more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Composite Stock Price Index.

FIXED INCOME SECURITIES

The Fund may invest in fixed income securities. The prices of fixed income securities fluctuate inversely in relation to the direction of interest rates. The prices of longer-term fixed income securities fluctuate more widely in response to market interest rate changes. Bonds rate "BBB" by S&P or "Baa" by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. Downgraded securities will be evaluated on a case-by-case basis by the adviser. The adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold.

CONVERTIBLE SECURITIES

 Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants, or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund may hold or trade convertible securities. In selecting convertible securities for the Fund, the adviser evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

U.S. GOVERNMENT SECURITIES

The types of U.S. government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities and obligations of the Farmers Home Administration, are backed by the full faith and credit of the U.S. Treasury. Obligations of the Farmers Home Administration are also backed by the issuer's right to borrow from the U.S. Treasury. Obligations of Federal Home Loan Banks and the Farmers Home Administration are backed by the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities. Obligations of Federal Home Loan Banks, Farmers Home Administration, Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives, Tennessee Valley Authority, Export-Import Bank of the United States, Commodity Credit Corporation, Federal Financing Bank, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation, National Credit Union Administration, and Student Loan Marketing Association are backed by the credit of the agency or instrumentality issuing the obligations.

FOREIGN SECURITIES

 The Fund may invest in foreign securities which are traded publicly in the United States. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investments in domestic issuers. These considerations include the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Transaction costs in foreign securities may be higher.

The Fund's investment adviser will consider these and other factors before investing in foreign securities and will not make such investments unless, in its opinion, such investments will meet the Fund's standards and objectives. The Fund will only purchase securities issued in U.S. dollar denominations and will not invest more than 15% of its total assets in foreign securities.

PUT AND CALL OPTIONS

The Fund may engage in or reserve the right to engage in put and call options. The Fund may purchase put and call options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Fund holds or will be purchasing against decreases or increases in value. The Fund may also write (sell) put and call options on all or any portion of its portfolio to generate income for the Fund. The Fund will write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which they have segregated cash or U.S. government securities in the amount of any additional consideration. In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price on the underlying securities. The Fund will limit its purchase of options so that not more than 20% of its net assets will be invested in option premiums. The Fund will limit its option writing activities so that the assets underlying such options will not exceed 25% of its total net assets. (These limits apply to both options on securities and options on futures contracts.)

The Fund will generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and write options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Fund's investment adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options generally have a continuous liquid market while over-the-counter options may not.

FINANCIAL FUTURES AND OPTIONS ON FUTURES

The Fund may engage in or reserve the right to engage in financial futures and options on futures. The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio of securities against changes in interest rates or as a hedge to attempt to protect securities which the Fund holds against decreases in value. The Fund will enter into futures contracts directly only when it desires to exercise a financial futures put option in its portfolio rather than either closing out the option or allowing it to expire. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time.

The Fund may write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in their portfolio against decreases in value resulting from anticipated increases in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling the futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Fund may also write put options and purchase call options on financial futures contracts as a hedge against rising purchase prices of portfolio securities resulting from anticipated decreases in market interest rates. The Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. If the anticipated rise in purchase prices of portfolio securities occurs, the Fund may use the premiums it receives from writing put options to offset such increased prices. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures position and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts or writes put options on futures contracts, an amount of cash and cash equivalents equal to the underlying commodity value of the futures contracts (less any related margin deposits) or equal to the exercise price of the put options will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts is unleveraged.

RISKS. When the Fund uses financial futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contracts and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors, such as interest rate movements. In these events, the Fund may lose money on the futures contracts or options. When the Fund writes a call option, it retains the risk of a market decline in the price of the underlying security, but gives up the right to capital appreciation of that security above the "strike price" of the option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Fund's investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

STOCK INDEX FUTURES AND OPTIONS
The Fund may utilize stock index futures contracts, options and options on stock index futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of the Fund's total assets. Also, the Fund will not purchase options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions. These futures contracts and options will be used to handle cash flows into and out of the Fund and to potentially reduce transactional costs, since transactional costs associated with futures and options contracts can be lower than costs stemming from direct investments in stocks.

There are several risks accompanying the utilization of futures contracts to effectively anticipate market transactions. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Fund plans to utilize futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

In view of these considerations, the Fund will comply with the following restrictions when purchasing and selling futures contracts. First, the Fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts into which it has entered. Second, the Fund will not enter into these contracts for speculative purposes. Third, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. In this regard, the Fund will disclose to all prospective investors the limitations on its futures and options transactions, and will make clear that these transactions are entered into only for bona fide hedging purposes or such other purposes permitted under regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Also, the Fund intends to claim an exclusion from registration as a commodity pool operator under the regulations promulgated by the CFTC.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest in the securities of other open-end investment companies, as well as closed-end investment companies. The Fund, however, will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general, unless permitted to do so by order of the SEC.

The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.

It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses. The Fund will invest in other investment companies primarily for the purposes of investing their short-term cash on a temporary basis. The Fund's investment adviser will waive its investment advisory fee on assets invested in securities of other investment companies.

BORROWING MONEY

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets. The Fund may pledge up to 15%, of the value of its assets to secure such borrowings. This policy cannot be changed without the approval of holders of a majority of the Fund's shares.

LENDING OF PORTFOLIO SECURITIES

In order to generate income, the Fund may lend portfolio securities on a short-term or long-term basis, or both, up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times. This policy cannot be changed with respect to the Fund without the approval of holders of a majority of the Fund's shares.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers and other recognized financial institutions sell U.S. government securities or certificates of deposit or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily.

To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit its purchase together with other illiquid securities including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice to 15% of its net assets.

TEMPORARY INVESTMENTS

During times of unusual market conditions, for defensive purposes and to maintain liquidity, the Fund may invest in cash and money market instruments, such as the following:

      o prime commercial paper (rated A-2 or above by S&P, Prime-2 or above by Moody's Investors Service, Inc. ("Moody's"), or F-2 or above by Fitch) and Europaper (rated A-2 or above or Prime-2 or above). In the case where commercial paper or Europaper has received different ratings from different NRSROs, such commercial paper or Europaper is an acceptable temporary investment so long as at least one rating is one of the preceding high-quality ratings and provided the investment adviser has determined that such investment presents minimal credit risks;

      o instruments of domestic and foreign banks and savings associations having capital, surplus, and undivided profits of over $100 million or if the principal amount of the instrument is insured by the Federal Deposit Insurance Corporation ("FDIC") or the Savings Association Insurance Fund ("SAIF"). These instruments include certificates of deposit, demand and time deposits, savings shares, Eurodollar Certificates of Deposits, Eurodollar Time Deposits, Canadian Time Deposits, and bankers' acceptances;

     o securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities;

      o repurchase agreements; and

      o other short-term money market instruments which are not rated but are determined by the investment adviser to be of comparable quality to the other temporary obligations in which the Fund may invest.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. The Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies, not for investment leverage. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the Fund's investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

As a matter of operating policy, which may be changed without shareholder approval, the Fund will limit its purchase of securities on a when-issued or delayed delivery basis to no more than 20% of the value of its total assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment a later increase or decrease in percentage resulting from any change in value of the Fund's net assets will not result in a violation of any of the above restrictions.

PORTFOLIO TURNOVER. The Fund conducts portfolio transactions to accomplish its investment objective, to invest new money obtained from selling its shares, and to meet redemption requests. The Fund may dispose of portfolio securities at any time if it appears that selling the securities will help the Fund achieve its investment objective. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater brokerage commissions and other expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Fund's investment adviser deems it appropriate to make changes in the Fund's portfolio.

TOWER MUTUAL FUNDS INFORMATION

MANAGEMENT OF TOWER MUTUAL FUNDS

BOARD OF TRUSTEES. Tower Mutual Funds is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all of the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with Tower Mutual Funds, investment decisions for the Fund are made by Hibernia National Bank, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.

     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser may modify or terminate this voluntary waiver of its advisory fee or reimbursement of expenses at any time with respect to the Fund at its sole discretion.

     ADVISER'S BACKGROUND. Hibernia National Bank, a national bank organized in 1890, is a wholly owned subsidiary of Hibernia Corporation ("Hibernia"). Hibernia National Bank has acted as investment adviser to the Trust since its inception in 1988. Through its subsidiaries and affiliates, Hibernia offers a full range of financial services to the public, including commercial lending, depository services, cash management, retail banking, mortgage banking, discount brokerage, investment counseling, international banking, trust services, life and health insurance and property and casualty insurance.

     Hibernia National Bank has been ranked by the American Banker newspaper as the 59th largest U.S. Bank according to December 31, 1997, total deposits. The 1997 Money Market Directory of Pension Funds ranked Hibernia National Bank among the top 28% of the largest of nearly 200 bank and trust company managers of tax-exempt funds in the United States. As of December 31, 1997, the Trust Group had $6.0 billion under administration of which it had investment discretion over $2.8 billion. The Trust Group has managed pools of commingled funds since 1966; as of December 31, 1997, the Trust Group managed one such investment pool, as well as the six Tower Mutual Funds.

     As part of their regular banking operations, Hibernia National Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Hibernia National Bank. The lending relationship will not be a factor in the selection of securities.

     John A. Cain became the Fund's portfolio manager since the Fund's inception in _____ 1998. Mr. Cain is a Vice President and Trust Investment Officer specializing in equity and balanced account management for Hibernia since May 1985. Mr. Cain is the investment manager of Hibernia Trust's Growth Stock Fund. He has 38 years of investment management experience both in the brokerage and trust industries. He earned his B.B.A. from the University of Mississippi.

DISTRIBUTION OF FUND SHARES

     Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN. Pursuant to the provisions of a distribution plan of adopted by the Trust, the distributor may select brokers and dealers to provide distribution and administrative services. The distributor may also select administrators (including depository institutions such as commercial banks and savings associations) to provide administrative services. Fees paid by the distributor for these services with respect to Class A Shares of the Fund will be reimbursed by the Fund or class up to 0.25% of average daily net assets of Class A Shares.

These services may include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records, processing purchase and redemption transactions, and performing other services. Brokers, dealers, and administrators will receive fees based upon shares owned by their clients or customers. The formula for calculating the fees will be determined from time to time by the Trustees. The fees are calculated as a percentage of the average aggregate net asset value of shares added to shareholder accounts and held in the accounts during the period for which the brokers, dealers, and administrators provide services. Although fees paid by the Fund or class relate directly to the net asset value of the shares of the Fund or class, it is possible that fees paid by the Fund or class may be used to provide similar services for other of the Trust's funds. In addition, the Fund or class may reimburse the distributor for writing, printing and distributing prospectuses, statements of additional information, and sales literature. Payments made to the distributor under the distribution plan will be limited to reimbursement of actual expenses.

The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

FUND ADMINISTRATION

ADMINISTRATIVE SERVICES. Federated Administrative Services ("FAS"), Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. FAS provides these at an annual rate as specified below:

         MAXIMUM         AVERAGE AGGREGATE DAILY
   ADMINISTRATIVE FEE    NET ASSETS OF THE TRUST

          .150%         on the first $250 million
          .125%         on the next $250 million
          .100%         on the next $250 million
          .075%    on assets in excess of $750 million

     The administrative fee received during any fiscal year shall be at least $50,000 per Fund. FAS may voluntarily choose to waive a portion of its fee.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

EXPENSES OF THE FUND AND CLASS A SHARES

Holders of Class A Shares of the Fund pay their allocable portion of Trust and Fund expenses.

The Trust expenses for which holders of Class A Shares pay their allocable portion include, but are not limited to the cost of: organizing the Trust and continuing its existence; registering the Trust; Trustees' fees; auditors' fees; meetings of Trustees; legal fees of the Trust; association membership dues and such non-recurring and extraordinary items as may arise.

Fund expenses for which holders of Class A Shares of the Fund pay their allocable portion based on average daily net assets include, but are not limited to: registering the Fund and shares of the Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non- recurring and extraordinary items as may arise.

At present, the only expenses allocated to Class A Shares are expenses under the Distribution Plan. The Trustees reserve the right to allocate certain expenses to holders of Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: transfer agent fees as identified by the transfer agent as attributable to holders of Class A Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the SEC; expenses related to administrative personnel and services as required to support holders of Class A Shares; legal fees relating solely to Class A Shares; and Trustees fees incurred as a result of issues relating solely to Class A Shares.

NET ASSET VALUE

The Fund's net asset value per share fluctuates. The net asset value per share of each class is determined by dividing the sum of the interest of a class of shares in the market value of all securities and other assets of the Fund, less liabilities attributable to that class of shares, by the number of shares outstanding within that class. The net asset value of Class A Shares and Class B Shares of the Fund may differ slightly due to the variability in daily net income resulting from the different distribution charge.

On Monday through Friday, the Fund determines net asset value at the close of the New York Stock Exchange, normally 3:00 p.m. (Central Standard Time), except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE FUND

SHARE PURCHASES

Shares of the Fund are sold on days on which the New York Stock Exchange is open for business. Class A Shares of the Fund may be purchased through Hibernia National Bank, Hibernia Investment Securities, Inc. ("HISI") or through brokers or dealers which have a sales agreement with the distributor. In connection with the sale of shares of the Fund, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

THROUGH HIBERNIA NATIONAL BANK OR HISI. An investor may call Hibernia National Bank to place an order to purchase Class A Shares of the Fund (Call toll-free 1-800-999-0124.) Investors may purchase shares through HISI, at 1-800-999-0426. Orders purchased through Hibernia National Bank or HISI are considered received when the Fund is notified of the purchase order. Purchase orders must be received by Hibernia National Bank or HISI before 3:00 p.m. (Central Standard
Time) and must be transmitted by Hibernia National Bank or HISI to the Fund before 3:00 p.m. (Central Standard Time) in order for shares to be purchased at that day's public offering price. It is the responsibility of Hibernia National Bank or HISI to transmit orders promptly.

THROUGH AUTHORIZED BROKER/DEALERS. An investor may place an order through authorized brokers and dealers to purchase Class A Shares the Fund. Shares will be purchased at the public offering price next determined after the Fund receives the purchase request from Hibernia National Bank or HISI, which forwards the request to the transfer agent. Purchase requests through registered broker/dealers must be received by Hibernia National Bank or HISI and transmitted to the Fund before 3:00 p.m. (Central Standard Time) in order for shares to be purchased at that day's public offering price.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund, by an investor is $1,000. Subsequent investments must be in amounts of at least $100. The Fund may choose to waive these minimum investment requirements for Hibernia National Bank or its affiliates and for directors and employees of Hibernia National Bank.

WHAT SHARES COST

Shares of the Fund are sold at net asset value next determined after an order is received.

FRONT-END SALES CHARGE

Class A Shares of the Fund are sold with a sales charge as follows:

                                          SALES CHARGE AS A SALES CHARGE AS A
      AMOUNT OF                        PERCENTAGE OF PUBLIC  PERCENTAGE OF NET
      TRANSACTION INVESTED                OFFERING PRICE    AMOUNT INVESTED
      Less than $100,000                            4.50%             4.71%
      $100,000 but less than $250,000               3.75%             3.90%
      $250,000 but less than $500,000               2.50%             2.56%
      $500,000 but less than $750, 000              2.00%             2.04%
      $750,000 but less than $1 million             1.00%            1.01%
      $1 million but less than $2 million           0.50%             0.50%
      $2 million or more                            0.25%             0.25%

PURCHASES AT NET ASSET VALUE. Class A Shares of the Fund may be purchased at net asset value, without a sales charge, by the Trust Division of Hibernia National Bank or other affiliates of Hibernia for funds which are held in a fiduciary, agency, custodial, or similar capacity. Trustees/Directors and employees of the Trust, Hibernia National Bank, or their affiliates, retired Trustees/Directors and retired employees of Hibernia National Bank, and the spouse, children, parents and the parents of spouse of any such person, and any accounts for which such an employee serves in a fiduciary, agency, custodial, or similar capacity, may also buy shares at net asset value, without a sales charge. Trustees/Directors and employees of Federated Securities Corp. or its affiliates, retired Trustees/Directors and retired employees of any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to the Fund, and their spouses and children may also buy shares at net asset value, without a sales charge. In addition, shares may be purchased at net asset value, without a sales charge, by investors who purchase shares through The Personal Portfolio Manager(R), an investment program sponsored by HISI or other similar asset allocation programs made available through financial institutions who have established dealer agreements with Federated Securities Corp.

SALES CHARGE REALLOWANCE. For sales of Class A Shares of the Fund, Hibernia National Bank and any authorized dealer will normally receive up to 100% of the applicable sales charge. Any portion of the sales charge which is not paid to Hibernia National Bank, will be retained by the distributor. However, the distributor, in its sole discretion, may uniformly offer to pay to Hibernia National Bank, HISI or a dealer selling shares of the Fund, all or a portion of the sales charge it normally retains. If accepted by Hibernia National Bank, HISI or a dealer, such additional payments will be predicated upon the amount of shares sold. Such payments may take the form of cash or promotional incentives, such as payment of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell significant amounts of shares.

OTHER PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor, HISI, Hibernia National Bank, or their affiliates may also offer to pay a fee from their own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include initiating customer accounts, providing sales literature, or participating in sales, educational and training seminars (including those held at recreational facilities). Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by Hibernia National Bank or its affiliates.

REDUCING THE FRONT-END SALES CHARGE

The front-end sales charges imposed on the Fund can be reduced through:

      o quantity discounts and accumulated purchases;

      o signing a 13-month letter of intent;

      o using the reinvestment privilege; or

      o concurrent purchases.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table on page 35, larger purchases of Class A Shares of the Fund reduce the sales charge paid. The distributor will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge.

If an additional purchase of Class A Shares of the Fund is made, the distributor will consider the previous purchases still invested in Class A Shares of the Fund. For example, if the shareholder already owns shares of Class A Shares of the Fund having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge reduction, Hibernia National Bank or the distributor must be notified by the shareholder in writing at the time the purchase is made that Class A Shares of the Fund are already owned or that purchases are being combined. The distributor will reduce the sales charge after it confirms the purchases.

LETTER OF INTENT. If a shareholder intends to purchase at least $100,000 of Class A Shares of the Fund over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold 4.50% of the total amount intended to be purchased in escrow (in shares of Class A Shares of the Fund) until such purchase is completed.

The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

This letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days; however, these previous purchases will not receive the reduced sales charge.

REINVESTMENT PRIVILEGE. If Class A Shares of the Fund have been redeemed, the shareholder has a one-time right, within 30 days (within 120 days for IRA accounts), to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Hibernia National Bank or the distributor must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his shares in the Fund, there may be tax consequences.

CONCURRENT PURCHASES. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of two or more funds in the Trust, the purchase price of which includes a front end sales charge. For example, if a shareholder concurrently invested $30,000 in the Fund with a front end sales charge and $70,000 in another Fund in the Trust with a front end sales charge, the sales charge would be reduced.

To receive this sales charge reduction, the distributor must be notified by the shareholder in writing or by Hibernia National Bank at the time the concurrent purchases are made. The sales charge will be reduced after the purchase is confirmed.

SYSTEMATIC INVESTMENT PROGRAM

Once the Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received, plus the applicable sales charge, if any. A shareholder of the Fund may apply for participation in this program through Hibernia National Bank or HISI.

EXCHANGING SECURITIES FOR FUND SHARES

The Fund may accept securities in exchange for Fund shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. The market value of any securities exchanged in an initial investment, plus any cash, must be at least $25,000.

Shares purchased by exchange of securities cannot be redeemed by telephone for five business days to allow time for the transfer to settle.

Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

CONFIRMATIONS AND ACCOUNT STATEMENTS

As transfer agent for the Fund, Federated Services Company, through its subsidiary Federated Shareholder Services Company, maintains a share account for each shareholder of record. Share certificates are not issued unless requested by contacting Hibernia National Bank or HISI in writing. The Trust reserves the right to discontinue the issuance of share certificates at its discretion.

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid.

DIVIDENDS

Dividends are declared and paid quarterly to all shareholders in the Fund on the record date. Dividends are automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge, unless cash payments are requested by writing to the Fund, Hibernia National Bank or HISI.

CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.

EXCHANGE PRIVILEGE

Shareholders of the Fund are shareholders of Tower Mutual Funds. Shareholders of Class A Shares of the Fund have easy access to each of the portfolios ("Funds") of Tower Mutual Funds through a telephone exchange program.

EXCHANGING SHARES. Shares of those Funds with a front-end sales charge may be exchanged at net asset value for shares of the same class of any of the other Funds in the Trust with an equal front-end sales charge or no front end sales charge. Shares of Funds with no front-end sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of the same class of any of the other Funds in the Trust with a front-end sales charge at net asset value plus the applicable front-end sales charge. Shareholders who exercise this exchange privilege must exchange shares having a net asset value of at least $1,000.

When an exchange is made from a Fund with a front-end sales charge to a Fund with no front-end sales charge, the shares exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a Fund with a front end sales charge would be at net asset value.

The exchange privilege is available to shareholders residing in any state in which the Fund shares being acquired may legally be sold. Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized.

The exchange privilege may be terminated at any time. Prior to such termination, shareholders will be notified of the termination of the exchange privilege at least 60 days before the date of termination. A shareholder may obtain further information on the exchange privilege by calling Hibernia National Bank.

EXCHANGE-BY-TELEPHONE. Instructions for exchanges between the Funds may be given by telephone to Hibernia National Bank at 1-800-999-0124 or to the distributor. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded.

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to the transfer agent by Hibernia National Bank and deposited to the shareholder's mutual fund account before being exchanged.

Telephone exchange instructions must be received before 3:00 p.m. (Central Standard Time) for shares to be exchanged the same day. The telephone exchange privilege may be modified or terminated at any time. Shareholders will be notified of such modification or termination at least 60 days prior to the date of modification or termination. Shareholders may have difficulty in making exchanges by telephone through banks, brokers, and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his bank, broker, or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending a mail request to Hibernia National Bank, 313 Carondelet Street, New Orleans, Louisiana 70130. In addition, an investor may exchange shares by sending a written request to his or her authorized broker directly.

REDEEMING SHARES

The Fund redeems shares at net asset value, less any applicable sales charge, next determined after the Fund receives the redemption request. Redemptions may be made on days on which the Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form and can be made through Hibernia National Bank, HISI or an authorized broker/dealer, or directed to the Fund.

BY TELEPHONE. A shareholder may redeem shares of the Fund by calling Hibernia National Bank or HISI to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from Hibernia National Bank or HISI. Redemption instructions given by telephone may be electronically recorded.

Redemption requests through Hibernia National Bank must be received by Hibernia National Bank before 3:00 p.m. (Central Standard Time) and must be transmitted by Hibernia National Bank to the Fund before 3:00 p.m. (Central Standard Time) in order for shares to be redeemed at that day's net asset value. Redemption requests through registered broker/dealers must be received by Hibernia National Bank and transmitted to the Fund before 3:00 p.m. (Central Standard Time) in order for shares to be redeemed at that day's net asset value. Hibernia National Bank, HISI or the broker/dealer is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. Registered broker/dealers may charge customary fees and commissions for this service.

For calls received after 3:00 p.m. (Central Standard Time), proceeds will normally be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. In no event will proceeds be wired more than five days after a proper request for redemption has been received.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Hibernia National Bank, HISI or the distributor.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered. If reasonable procedures are not followed by the Fund, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

BY MAIL. Shareholders may redeem shares of the Fund by sending a written request to Hibernia National Bank or HISI. The written request should include the shareholder's name, the Fund name and Class designation, if applicable, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request to Hibernia National Bank or HISI. Shareholders should call Hibernia National Bank or HISI for assistance in redeeming by mail.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

     o a trust company or commercial bank whose deposits are insured by BIF, which is administered by the FDIC;

     o a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

     o a savings bank or savings association whose deposits are insured by SAIF, which is administered by the FDIC; or

     o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, shares of the Fund are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through Hibernia National Bank or HISI. Due to the fact that Class A Shares of the Fund are sold with a sales charge, it is not advisable for shareholders to be purchasing shares of the Funds while participating in this program.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum of $1,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $1,000 because of changes in the net asset value of the Fund. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Shares of the Fund give the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each Fund in Tower Mutual Funds have equal voting rights, except that in matters affecting only a particular Fund or class, only shareholders of that Fund or class are entitled to vote. As a Massachusetts business trust, Tower Mutual Funds is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or a Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such banking laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of such a customer.

Some entities providing services to the Fund are subject to such banking laws and regulations. They believe, based on the advice of their counsel, that they may perform those services for the Fund contemplated by any agreement entered into with the Fund without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because the Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Fund will not be combined for tax purposes with those realized by any of the other Funds.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

PERFORMANCE INFORMATION
From time to time the Fund may advertise its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield for the Fund is calculated by dividing the net investment income per share (as defined by the SEC) earned by such Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. Yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

With respect to the Fund, total return and yield will be calculated separately for Class A Shares and Class B Shares. Expense differences between Class A Shares and Class B Shares may affect the performance of each class.

For Class A Shares of the Fund, the performance information normally reflects the effect of the maximum sales charge which, if excluded, would increase the total return and yield. For Class B Shares of the Fund, the performance information reflects the effect of non-recurring charges, such as the contingent deferred sales charge which, if excluded, would increase the total return and yield. Occasionally, performance information which does not reflect the effect of the sales charge or contingent deferred sales charge may be quoted in advertising.

From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's performance to certain indices.

OTHER CLASSES OF SHARES

The Fund also offers another class of shares, Class B Shares. Class B Shares of the Fund are sold at net asset value and are subject to a contingent deferred sales charge if Class B Shares of the Fund are redeemed within 6 years of purchase. Class B Shares of the Fund are also subject to an initial investment of $1,000.

Class A and B Shares are subject to certain of the same expenses.

Class B Shares of the Fund are distributed with a 12b-1 Distribution Plan fee of 0.75%, and are subject to a shareholder servicing fee of 0.25%. Class A Shares of the Fund are distributed with a 12b-1 Distribution Plan fee of 0.25%, but are not subject to a shareholder servicing fee.

Expense differences between classes may affect the performance of each class of shares.

To obtain more information and a prospectus for Class B Shares, investors may call 1-800-999-0124.

ADDRESSES

Tower Mid Cap Equity Fund

                                          5800 Corporate Drive

                                          Pittsburgh, Pennsylvania 15237-7010

Distributor

Federated Securities Corp.                Federated Investors Tower

                                          1001 Liberty Avenue

                                          Pittsburgh, Pennsylvania 15222-3779

Investment Adviser

Hibernia National Bank                    Attention: Tower Mutual Funds

                                          P.O. Box 61540

                                          New Orleans, Louisiana 70161

Custodian

Hibernia National Bank                    Attention: Tower Mutual Funds

                                          P.O. Box 61540

                                          New Orleans, Louisiana 70161

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder

Services Company                          P.O. Box 8609

                                          Boston, Massachusetts 02266-8609

Independent Auditors

Ernst & Young LLP                         One Oxford Centre

                                          Pittsburgh, Pennsylvania 15219






TOWER MID CAP EQUITY FUND

( A PORTFOLIO OF TOWER MUTUAL FUNDS)

CLASS B SHARES

The Class B Shares of Tower Mid Cap Equity Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Tower Mutual Funds (the "Trust"), an open-end management investment company (a mutual fund). The Fund's investment objective is total return. The Fund will pursue this objective by investing primarily in a portfolio of equity securities comprising the mid-sized capitalization sector of the United States equity market.

THE CLASS B SHARES OF THE FUND OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF HIBERNIA NATIONAL BANK OR ITS AFFILIATES, ARE NOT ENDORSED OR GUARANTEED BY HIBERNIA NATIONAL BANK OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated June __, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement is incorporated by reference into this prospectus. You may request a copy of the Statement, free of charge, obtain other information, or make inquiries about the Fund by writing to the Fund or calling toll-free 1-800-999-0124. The Statement, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated June __, 1998

Table of Contents will be generated when document is complete.

SUMMARY OF FUND EXPENSES-TOWER MID CAP EQUITY FUND

GENERAL INFORMATION ABOUT THE FUND

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 8, 1988. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. The Fund currently offers two classes of shares, Class A Shares and Class B Shares. This prospectus relates only to Class B Shares of the Fund. The Fund is designed for institutions and individuals as a convenient means of accumulating an interest in a professionally managed portfolio of equity securities.

For information on how to purchase shares of the Fund, please refer to "Investing in the Fund." A minimum initial investment of $1,000 is required for the Fund. Class B Shares of the Fund are sold at net asset value, but are subject to a contingent deferred sales charge of up to 5.50% if redeemed within 6 full years following the date of purchase. Information concerning the contingent deferred sales charges may be found under "What Shares Cost." Information on redeeming shares may be found under "Redeeming Shares." Additionally, information regarding the exchange privilege offered with respect to the Trust may be found under "Exchange Privilege." Hibernia National Bank is the investment adviser and custodian to the Fund and receives compensation for these services. OBJECTIVE AND POLICIES OF THE FUND

The investment objective of the Fund is total return. The investment objective of the Fund cannot be changed without the approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described below.

Unless indicated otherwise, the investment policies of the Fund may be changed by the Board of Trustees ("Trustees") without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund will pursue its objective by investing primarily in a portfolio of equity securities comprising the mid-sized capitalization ("mid-cap") sector of the United States equity market. The Fund attempts to select companies whose potential for capital appreciation exceeds that of larger capitalization stocks commensurate with increased risk. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities of companies that have a market value capitalization ranging from $500 million to $10 billion. The Fund's adviser will invest primarily in equity securities of companies with above-average earnings growth prospects or in companies where significant fundamental changes are taking place. These changes could include significant new products, services, or methods of distribution; restructuring or reallocating business; or significant share price appreciation.

The securities in which the Fund invests include, but are not limited to:

      o common stocks of U.S. companies which are either listed on the New York or American Stock Exchanges or traded in the over-the-counter markets, preferred stock of such companies, warrants, and preferred stock convertible into common stock of such companies;

      o investments in American Depositary Receipts (ADRs") of foreign companies traded on the New York Stock Exchange or in the over-the-counter market;

     o convertible securities rated at least BBB by Standard & Poor's ("S&P") or Fitch IBCA, Inc. ("Fitch"), or at least Baa by Moody's Investors Service, Inc. ("Moody's"), or if not rated, are determined by the adviser to be of comparable quality;

      o money market instruments rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch;

      o fixed rate notes and bonds and adjustable and variable rate notes of companies whose common stock it may acquire rated BBB or better by S&P or Baa or better by Moody's;

      o zero coupon convertible securities; and

      o obligations, including certificates of deposit and bankers' acceptances, of banks or savings associations, having at least $1 billion in deposits as of the date of their most recently published financial statements and which are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), both of which are administered by the Federal Deposit Insurance Corporation ("FDIC"), including U.S. branches of foreign banks and foreign branches of U.S. banks.

In addition, the Fund may engage in when-issued and delayed delivery transactions and invest in foreign securities, temporary investments, and repurchase agreements. The Fund may also purchase put options on its portfolio securities and on futures contracts and write call options on its portfolio securities.

The Fund reserves the right to attempt to hedge the portfolio by entering into financial futures contracts and to write calls on financial futures contracts. The Fund will notify shareholders before it begins engaging in these transactions.

INVESTMENT RISKS. As with other mutual funds that invest primarily in equity securities, the Fund is subject to market risks. First the possibility exists that common stocks will decline over short or even extended periods of time. Second, the United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. However, because the Fund invests primarily in medium capitalization stocks, there are some additional risk factors associated with investments in the Fund. In particular, stocks in the medium capitalization sector of the United States equity market tend to be slightly more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Composite Stock Price Index. This is because, among other things, medium-sized companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting slightly higher volatility, the stocks of medium-sized companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of medium-sized companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that the Fund will be more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Composite Stock Price Index.

FIXED INCOME SECURITIES

The Fund may invest in fixed income securities. The prices of fixed income securities fluctuate inversely in relation to the direction of interest rates. The prices of longer-term fixed income securities fluctuate more widely in response to market interest rate changes. Bonds rate "BBB" by S&P or "Baa" by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. Downgraded securities will be evaluated on a case-by-case basis by the adviser. The adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold.

CONVERTIBLE SECURITIES

 Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants, or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund may hold or trade convertible securities. In selecting convertible securities for the Fund, the adviser evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

U.S. GOVERNMENT SECURITIES

The types of U.S. government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities and obligations of the Farmers Home Administration, are backed by the full faith and credit of the U.S. Treasury. Obligations of the Farmers Home Administration are also backed by the issuer's right to borrow from the U.S. Treasury. Obligations of Federal Home Loan Banks and the Farmers Home Administration are backed by the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities. Obligations of Federal Home Loan Banks, Farmers Home Administration, Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives, Tennessee Valley Authority, Export-Import Bank of the United States, Commodity Credit Corporation, Federal Financing Bank, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation, National Credit Union Administration, and Student Loan Marketing Association are backed by the credit of the agency or instrumentality issuing the obligations.

FOREIGN SECURITIES

 The Fund may invest in foreign securities which are traded publicly in the United States. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investments in domestic issuers. These considerations include the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Transaction costs in foreign securities may be higher.

The Fund's investment adviser will consider these and other factors before investing in foreign securities and will not make such investments unless, in its opinion, such investments will meet the Fund's standards and objectives. The Fund will only purchase securities issued in U.S. dollar denominations and will not invest more than 15% of its total assets in foreign securities.

PUT AND CALL OPTIONS

The Fund may engage in or reserve the right to engage in put and call options. The Fund may purchase put and call options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Fund holds or will be purchasing against decreases or increases in value. The Fund may also write (sell) put and call options on all or any portion of its portfolio to generate income for the Fund. The Fund will write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which they have segregated cash or U.S. government securities in the amount of any additional consideration. In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price on the underlying securities. The Fund will limit its purchase of options so that not more than 20% of its net assets will be invested in option premiums. The Fund will limit its option writing activities so that the assets underlying such options will not exceed 25% of its total net assets. (These limits apply to both options on securities and options on futures contracts.)

The Fund will generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and write options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Fund's investment adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options generally have a continuous liquid market while over-the-counter options may not.

FINANCIAL FUTURES AND OPTIONS ON FUTURES

The Fund may engage in or reserve the right to engage in financial futures and options on futures. The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio of securities against changes in interest rates or as a hedge to attempt to protect securities which the Fund holds against decreases in value. The Fund will enter into futures contracts directly only when it desires to exercise a financial futures put option in its portfolio rather than either closing out the option or allowing it to expire. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time.

The Fund may write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in their portfolio against decreases in value resulting from anticipated increases in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling the futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Fund may also write put options and purchase call options on financial futures contracts as a hedge against rising purchase prices of portfolio securities resulting from anticipated decreases in market interest rates. The Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. If the anticipated rise in purchase prices of portfolio securities occurs, the Fund may use the premiums it receives from writing put options to offset such increased prices. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures position and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts or writes put options on futures contracts, an amount of cash and cash equivalents equal to the underlying commodity value of the futures contracts (less any related margin deposits) or equal to the exercise price of the put options will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts is unleveraged.

RISKS. When the Fund uses financial futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contracts and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors, such as interest rate movements. In these events, the Fund may lose money on the futures contracts or options. When the Fund writes a call option, it retains the risk of a market decline in the price of the underlying security, but gives up the right to capital appreciation of that security above the "strike price" of the option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Fund's investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

STOCK INDEX FUTURES AND OPTIONS
The Fund may utilize stock index futures contracts, options and options on stock index futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of the Fund's total assets. Also, the Fund will not purchase options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions. These futures contracts and options will be used to handle cash flows into and out of the Fund and to potentially reduce transactional costs, since transactional costs associated with futures and options contracts can be lower than costs stemming from direct investments in stocks.

There are several risks accompanying the utilization of futures contracts to effectively anticipate market transactions. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Fund plans to utilize futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

In view of these considerations, the Fund will comply with the following restrictions when purchasing and selling futures contracts. First, the Fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts into which it has entered. Second, the Fund will not enter into these contracts for speculative purposes. Third, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. In this regard, the Fund will disclose to all prospective investors the limitations on its futures and options transactions, and will make clear that these transactions are entered into only for bona fide hedging purposes or such other purposes permitted under regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Also, the Fund intends to claim an exclusion from registration as a commodity pool operator under the regulations promulgated by the CFTC.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest in the securities of other open-end investment companies, as well as closed-end investment companies. The Fund, however, will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general, unless permitted to do so by order of the SEC.

The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.

It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses. The Fund will invest in other investment companies primarily for the purposes of investing their short-term cash on a temporary basis. The Fund's investment adviser will waive its investment advisory fee on assets invested in securities of other investment companies.

BORROWING MONEY

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets. The Fund may pledge up to 15%, of the value of its assets to secure such borrowings. This policy cannot be changed without the approval of holders of a majority of the Fund's shares.

LENDING OF PORTFOLIO SECURITIES

In order to generate income, the Fund may lend portfolio securities on a short-term or long-term basis, or both, up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times. This policy cannot be changed with respect to the Fund without the approval of holders of a majority of the Fund's shares.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers and other recognized financial institutions sell U.S. government securities or certificates of deposit or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily.

To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit its purchase together with other illiquid securities including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice to 15% of its net assets.

TEMPORARY INVESTMENTS

During times of unusual market conditions, for defensive purposes and to maintain liquidity, the Fund may invest in cash and money market instruments, such as the following:

      o prime commercial paper (rated A-2 or above by S&P, Prime-2 or above by Moody's Investors Service, Inc. ("Moody's"), or F-2 or above by Fitch) and Europaper (rated A-2 or above or Prime-2 or above). In the case where commercial paper or Europaper has received different ratings from different NRSROs, such commercial paper or Europaper is an acceptable temporary investment so long as at least one rating is one of the preceding high-quality ratings and provided the investment adviser has determined that such investment presents minimal credit risks;

      o instruments of domestic and foreign banks and savings associations having capital, surplus, and undivided profits of over $100 million or if the principal amount of the instrument is insured by the Federal Deposit Insurance Corporation ("FDIC") or the Savings Association Insurance Fund ("SAIF"). These instruments include certificates of deposit, demand and time deposits, savings shares, Eurodollar Certificates of Deposits, Eurodollar Time Deposits, Canadian Time Deposits, and bankers' acceptances;

     o securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities;

      o repurchase agreements; and

      o other short-term money market instruments which are not rated but are determined by the investment adviser to be of comparable quality to the other temporary obligations in which the Fund may invest.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. The Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies, not for investment leverage. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the Fund's investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

As a matter of operating policy, which may be changed without shareholder approval, the Fund will limit its purchase of securities on a when-issued or delayed delivery basis to no more than 20% of the value of its total assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment a later increase or decrease in percentage resulting from any change in value of the Fund's net assets will not result in a violation of any of the above restrictions.

PORTFOLIO TURNOVER. The Fund conducts portfolio transactions to accomplish its investment objective, to invest new money obtained from selling its shares, and to meet redemption requests. The Fund may dispose of portfolio securities at any time if it appears that selling the securities will help the Fund achieve its investment objective. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater brokerage commissions and other expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Fund's investment adviser deems it appropriate to make changes in the Fund's portfolio.

TOWER MUTUAL FUNDS INFORMATION

MANAGEMENT OF TOWER MUTUAL FUNDS

BOARD OF TRUSTEES. Tower Mutual Funds is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all of the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with Tower Mutual Funds, investment decisions for the Fund are made by Hibernia National Bank, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.

     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser may modify or terminate this voluntary waiver of its advisory fee or reimbursement of expenses at any time with respect to the Fund at its sole discretion.

     ADVISER'S BACKGROUND. Hibernia National Bank, a national bank organized in 1890, is a wholly owned subsidiary of Hibernia Corporation ("Hibernia"). Hibernia National Bank has acted as investment adviser to the Trust since its inception in 1988. Through its subsidiaries and affiliates, Hibernia offers a full range of financial services to the public, including commercial lending, depository services, cash management, retail banking, mortgage banking, discount brokerage, investment counseling, international banking, trust services, life and health insurance and property and casualty insurance.

     Hibernia National Bank has been ranked by the American Banker newspaper as the 59th largest U.S. Bank according to December 31, 1997, total deposits. The 1997 Money Market Directory of Pension Funds ranked Hibernia National Bank among the top 28% of the largest of nearly 200 bank and trust company managers of tax-exempt funds in the United States. As of December 31, 1997, the Trust Group had $6.0 billion under administration of which it had investment discretion over $2.8 billion. The Trust Group has managed pools of commingled funds since 1966; as of December 31, 1997, the Trust Group managed one such investment pool, as well as the six Tower Mutual Funds.

     As part of their regular banking operations, Hibernia National Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Hibernia National Bank. The lending relationship will not be a factor in the selection of securities.

     John A. Cain became the Fund's portfolio manager since the Fund's inception in _____ 1998. Mr. Cain is a Vice President and Trust Investment Officer specializing in equity and balanced account management for Hibernia since May 1985. Mr. Cain is the investment manager of Hibernia Trust's Growth Stock Fund. He has 38 years of investment management experience both in the brokerage and trust industries. He earned his B.B.A. from the University of Mississippi.

DISTRIBUTION OF FUND SHARES

     Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN. Pursuant to the provisions of a distribution plan of Tower Mutual Funds, the distributor may select brokers and dealers to provide distribution and administrative services. The distributor may also select administrators (including depository institutions such as commercial banks and savings associations) to provide administrative services. Fees paid by the distributor for these services with respect to Class B Shares of the Fund will be reimbursed by the Fund up to 0.75% of the average daily net assets of Class B Shares of the Fund.

These services may include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records, processing purchase and redemption transactions, and performing other services. Brokers, dealers, and administrators will receive fees based upon shares owned by their clients or customers. The formula for calculating the fees will be determined from time to time by the Trustees. The fees are calculated as a percentage of the average aggregate net asset value of shares added to shareholder accounts and held in the accounts during the period for which the brokers, dealers, and administrators provide services. Although fees paid by the Fund or class relate directly to the net asset value of the shares of the Fund or class, it is possible that fees paid by the Fund or class may be used to provide similar services for other of the Trust's funds. In addition, the Fund or class may reimburse the distributor for writing, printing and distributing prospectuses, statements of additional information, and sales literature. Payments made to the distributor under the distribution plan will be limited to reimbursement of actual expenses.

With respect to Class B Shares of the Fund, the distributor may sell, assign or pledge its right to receive 12b-1 fees and contingent deferred sales charges to finance payments made to brokers in connection with the sale of Class B Shares. Actual distribution expenses for Class B Shares at any given time may exceed the Rule 12b-1 fees and payments received pursuant to contingent deferred sales charges. These unrecovered amounts, plus interest thereon, will be carried forward and paid from future 12b-1 fees and payments received through contingent deferred sales charges. If a distribution plan were terminated or not continued, the Fund would not be contractually obligated to pay for any expenses not previously reimbursed by the Fund or recovered through contingent deferred sales charges.

The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

SHAREHOLDER SERVICING ARRANGEMENTS
Federated Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors is shareholder servicing agent (the "Shareholder Servicing Agent") for Class B Shares of the Fund. The Fund may pay the Shareholder Servicing Agent a fee based on the average daily net asset value of Class B Shares for which it provides shareholder services. These shareholder services include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance and communicating or facilitating purchases and redemptions of Class B Shares. This fee will be computed at an annual rate equal to 0.25% of Class B Shares' average daily net assets; however, the Shareholder Servicing Agent may choose voluntarily to waive all or a portion of its fee at any time or pay all or some of its fees to financial institutions or other financial service providers.

FUND ADMINISTRATION

ADMINISTRATIVE SERVICES. Federated Administrative Services ("FAS"), Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. FAS provides these at an annual rate as specified below:

         MAXIMUM         AVERAGE AGGREGATE DAILY
   ADMINISTRATIVE FEE    NET ASSETS OF THE TRUST

          .150%         on the first $250 million
          .125%         on the next $250 million
          .100%         on the next $250 million
          .075%    on assets in excess of $750 million

     The administrative fee received during any fiscal year shall be at least $50,000 per Fund. FAS may voluntarily choose to waive a portion of its fee.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Funds and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

EXPENSES OF THE FUND AND CLASS B SHARES

Holders of Class B Shares of the Fund pay their allocable portion of Trust and Fund expenses.

The Trust expenses for which holders of Class B Shares pay their allocable portion include, but are not limited to the cost of: organizing the Trust and continuing its existence; registering the Trust; Trustees' fees; auditors' fees; meetings of Trustees; legal fees of the Trust; association membership dues and such non-recurring and extraordinary items as may arise.

Fund expenses for which holders of Class B Shares of the Fund pay their allocable portion based on average daily net assets include, but are not limited to: registering the Fund and shares of the Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non- recurring and extraordinary items as may arise.

At present, the only expenses allocated to Class B Shares are expenses under the Distribution Plan and the Shareholder Servicing Arrangements. The Trustees reserve the right to allocate certain expenses to holders of Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: transfer agent fees as identified by the transfer agent as attributable to holders of Class B Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the SEC; expenses related to administrative personnel and services as required to support holders of Class B Shares; legal fees relating solely to Class B Shares; and Trustees fees incurred as a result of issues relating solely to Class B Shares.

NET ASSET VALUE

The Fund's net asset value per share fluctuates. The net asset value per share of each class is determined by dividing the sum of the interest of a class of shares in the market value of all securities and other assets of the Fund, less liabilities attributable to that class of shares, by the number of shares outstanding within that class. The net asset value of Class A Shares and Class B Shares of the Fund may differ slightly due to the variability in daily net income resulting from the different distribution charge.

On Monday through Friday, the Fund determines net asset value at the close of the New York Stock Exchange, normally 3:00 p.m. (Central Standard Time), except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE FUND

SHARE PURCHASES

Shares of the Fund are sold on days on which the New York Stock Exchange is open for business. Class B Shares of the Fund may be purchased through Hibernia Investment Securities, Inc. ("HISI") or through brokers or dealers that have a sales agreement with the distributor. In connection with the sale of shares of the Fund, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

THROUGH HISI. Investors may purchase shares through HISI, at 1-800-999-0426. Orders purchased through HISI are considered received when the Fund is notified of the purchase order. Purchase orders must be received by HISI before 3:00 p.m. (Central Standard Time) and must be transmitted by HISI to the Fund before 3:00 p.m. (Central Standard Time) in order for shares to be purchased at that day's public offering price. It is the responsibility of HISI to transmit orders promptly.

When payment is made with federal funds, the order is considered received immediately. Federal funds should be wired as follows: Hibernia National Bank, New Orleans, Louisiana; for Credit to: include name of Fund (if applicable, "Class A or B Shares"), Title or name of account; and Wire Order Number. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

THROUGH AUTHORIZED BROKER/DEALERS. An investor may place an order through authorized brokers and dealers to purchase Class B Shares of the Fund. Shares will be purchased at the public offering price next determined after the Fund receives the purchase request from HISI, which forwards the request to the transfer agent. Purchase requests through registered broker/dealers must be received by HISI and transmitted to the Fund before 3:00 p.m. (Central Standard
Time) in order for shares to be purchased at that day's public offering price.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund, by an investor is $1,000. Subsequent investments must be in amounts of at least $100. The Fund may choose to waive these minimum investment requirements for Hibernia National Bank or its affiliates and for directors and employees of Hibernia National Bank.

WHAT SHARES COST

Shares of the Fund are sold at net asset value next determined after an order is received.

CONTINGENT DEFERRED SALES CHARGE

Class B Shares of the Fund are sold without an initial sales charge, but are subject to a contingent deferred sales charge of up to 5.50% if redeemed within six full years following the purchase date. Class B Shares also bear a Rule 12b-1 fee. Class B Shares will automatically convert into Class A Shares, based on relative net asset value, on or around the fifteenth of the month, eight full years after the purchase date. Class B Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but, until conversion, will have a higher expense ratio and pay lower dividends than Class A Shares due to a higher Rule 12b-1 fee and shareholder services fee.

Class B Shares redeemed within six years of their purchase will be subject to a contingent deferred sales charge. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed shares at the time of purchase or the net asset value of the redeemed shares at the time of redemption according to the following schedule:

      YEAR OF REDEMPTION                     CONTINGENT DEFERRED
      AFTER PURCHASE                            SALES CHARGE
      First                                         5.50%
      Second                                        4.50%
      Third                                         4.00%
      Fourth                                        3.00%
      Fifth                                        2.00%
      Sixth                                         1.00%
      Seventh and thereafter                        0.00%

Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) shares acquired through the reinvestment of dividends and long-term capital gains; (2) shares held for more than six full years from the date of purchase; and (3) shares held for fewer than seven years on a first-in, first-out basis.

No contingent deferred sales charge will be imposed on: (1) the portion of redemption proceeds attributable to increases in the value of the account due to increases in the net asset value per Share, (2) Shares acquired through reinvestment of dividends and capital gains, (3) Shares held for more than six years after the end of the calendar month of acquisition, (4) accounts following the death or disability of a shareholder, (5) minimum required distributions to a shareholder over the age of 70 1/2 from an IRA or other retirement plan, or
(6) involuntary redemptions by the Fund of shares in shareholder accounts that do not comply with the minimum balance requirements.

CONVERSION FEATURE. Class B Shares include all Class B Shares which have been outstanding for less than the period ending eight years after the end of the month in which the shareholder's order to purchase Class B Shares was accepted. At the end of this eight year period, Class B Shares will automatically convert to Class A Shares of the Fund, in which case the Shares will be subject to a lower Rule 12b-1 distribution fee which is assessed on Class A Shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales charge, fee or other charge. The purpose of the conversion feature is to relieve the holders of the Class B Shares that have been outstanding for a period of time sufficient for the distributor to have been compensated for distribution expenses related to the Class B Shares from most of the burden of such distribution-related expenses.

For purposes of conversion to Class A Shares, Class B Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares in a shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's Fund account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares.

SALES CHARGE REALLOWANCE. For sales of Class B Shares of the Fund, HISI and any authorized dealer will normally receive up to 100% of the contingent deferred sales charge. A portion of this charge may be advanced to the dealer at the time of purchase. Any portion of the contingent deferred sales charge which is not paid to HISI, or a dealer will be retained by the distributor. However, the distributor, in its sole discretion, may uniformly offer to pay to Hibernia National Bank, HISI or a dealer selling shares of the Fund, all or a portion of the sales charge or contingent deferred sales charge it normally retains. If accepted by Hibernia National Bank, HISI or a dealer, such additional payments will be predicated upon the amount of shares sold. Such payments may take the form of cash or promotional incentives, such as payment of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell significant amounts of shares.

OTHER PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor, HISI, Hibernia National Bank, or their affiliates may also offer to pay a fee from their own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include initiating customer accounts, providing sales literature, or participating in sales, educational and training seminars (including those held at recreational facilities). Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by Hibernia National Bank or its affiliates.

SYSTEMATIC INVESTMENT PROGRAM

Once the Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received, plus the applicable sales charge, if any. A shareholder of the Fund may apply for participation in this program through Hibernia National Bank or HISI.

EXCHANGING SECURITIES FOR FUND SHARES

The Fund may accept securities in exchange for Fund shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. The market value of any securities exchanged in an initial investment, plus any cash, must be at least $25,000.

Shares purchased by exchange of securities cannot be redeemed by telephone for five business days to allow time for the transfer to settle.

Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

CONFIRMATIONS AND ACCOUNT STATEMENTS

As transfer agent for the Fund, Federated Services Company, through its subsidiary Federated Shareholder Services Company, maintains a share account for each shareholder of record. Share certificates are not issued unless requested by contacting Hibernia National Bank or HISI in writing. The Trust reserves the right to discontinue the issuance of share certificates at its discretion.

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid.

DIVIDENDS

Dividends are declared and paid quarterly to all shareholders in the Fund on the record date. Dividends are automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge, unless cash payments are requested by writing to the Fund, Hibernia National Bank or HISI.

CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.

EXCHANGE PRIVILEGE

Shareholders of any of the portfolios in the Trust are shareholders of Tower Mutual Funds. Shareholders of Class B Shares may only exchange between portfolios of the Trust which offer Class B Shares. Presently, the only portfolios in the Trust which offer Class B Shares are Tower Capital Appreciation Fund, Tower Cash Reserve Fund and the Fund. Shareholders of Class B Shares of the Fund may exchange shares for Class B Shares of Tower Capital Appreciation Fund and Tower Cash Reserve Fund through a telephone exchange program.

EXCHANGING SHARES. Exchanges are made at net asset value without being assessed a contingent deferred sales charge on the exchanged shares. To the extent that a shareholder exchanges shares for Class B Shares of other Tower Funds, the time for which the exchanged-for shares are to be held will be added to the time for which exchanged-from shares were held for purposes of satisfying the applicable holding period.

Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized.

The exchange privilege may be terminated at any time. Prior to such termination, shareholders will be notified of the termination of the exchange privilege at least 60 days before the date of termination. A shareholder may obtain further information on the exchange privilege by calling HISI.

     EXCHANGE-BY-TELEPHONE. Instructions for exchanges between the Funds may be given by telephone to HISI at 1-800-999-0426 or to the distributor. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded.

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to the transfer agent by Hibernia National Bank and deposited to the shareholder's mutual fund account before being exchanged.

Telephone exchange instructions must be received before 3:00 p.m.. (Central Standard Time) for shares to be exchanged the same day. Shareholders may have difficulty in making exchanges by telephone through banks, brokers, and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his bank, broker, or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending a mail request to HISI, 313 Carondelet, New Orleans, Louisiana 70130. In addition, an investor may exchange shares by sending a written request to his or her authorized broker directly.

REDEEMING SHARES

The Funds redeem shares at net asset value, less any applicable sales charge next determined after the Fund receives the redemption request. Redemptions may be made on days on which the Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form and can be made through HISI or an authorized broker/dealer, or directed to the Fund.

BY TELEPHONE. A shareholder may redeem shares of the Fund by calling HISI to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from HISI. Redemption instructions given by telephone may be electronically recorded.

Redemption requests must be transmitted to the Fund before 3:00 p.m. (Central Standard Time) in order for shares to be redeemed at that day's net asset value. HISI or the broker/dealer is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. Registered broker/dealers may charge customary fees and commissions for this service.

For calls received after 3:00 p.m. (Central Standard Time), proceeds will normally be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. In no event will proceeds be wired more than five days after a proper request for redemption has been received.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from HISI or the distributor.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered. If reasonable procedures are not followed by the Fund, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

BY MAIL. Shareholders may redeem shares of the Fund by sending a written request to HISI. The written request should include the shareholder's name, the Fund name and Class designation, if applicable, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request to HISI. Shareholders should call HISI for assistance in redeeming by mail.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

     o a trust company or commercial bank whose deposits are insured by BIF, which is administered by the FDIC;

     o a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

     o a savings bank or savings association whose deposits are insured by SAIF, which is administered by the FDIC; or

     o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, shares of the Fund are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through HISI. A contingent deferred sales charge may be imposed on Class B Shares of the Fund.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum of $1,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $1,000 because of changes in the net asset value of the Fund. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Shares of the Fund give the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each Fund in Tower Mutual Funds have equal voting rights, except that in matters affecting only a particular Fund or class, only shareholders of that Fund or class are entitled to vote. As a Massachusetts business trust, Tower Mutual Funds is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or a Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such banking laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of such a customer.

Some entities providing services to the Fund are subject to such banking laws and regulations. They believe, based on the advice of their counsel, that they may perform those services for the Fund contemplated by any agreement entered into with the Fund without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because the Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Fund will not be combined for tax purposes with those realized by any of the other Funds.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

PERFORMANCE INFORMATION

From time to time the Fund may advertise its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield for the Fund is calculated by dividing the net investment income per share (as defined by the SEC) earned by such Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. Yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

With respect to the Fund, total return and yield will be calculated separately for Class A Shares and Class B Shares. Expense differences between Class A Shares and Class B Shares may affect the performance of each class.

For Class A Shares of the Fund, the performance information normally reflects the effect of the maximum sales charge which, if excluded, would increase the total return and yield. For Class B Shares of the Fund, the performance information reflects the effect of non-recurring charges, such as the contingent deferred sales charge which, if excluded, would increase the total return and yield. Occasionally, performance information which does not reflect the effect of the sales charge or contingent deferred sales charge may be quoted in advertising.

From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's performance to certain indices.

OTHER CLASSES OF SHARES

The Fund also offers another class of shares, Class A Shares. Class A Shares of the Fund are sold at net asset value, plus an applicable front-end sales charge. Class A Shares of the Fund are also subject to an initial investment of $1,000.

Class A and B Shares are subject to certain of the same expenses.

Class A Shares of the Fund are distributed with a 12b-1 Distribution Plan fee of 0.25%, but are not subject to a shareholder servicing fee. Class B Shares of the Fund are distributed with a 12b-1 Distribution Plan fee of 0.75%, and are subject to a shareholder servicing fee of 0.25%.

Expense differences between classes may affect the performance of each class of shares.

To obtain more information and a prospectus for Class A Shares, investors may call 1-800-999-0124.

ADDRESSES

Tower Mid Cap Equity Fund

                                          5800 Corporate Drive

                                          Pittsburgh, Pennsylvania 15237-7010

Distributor

Federated Securities Corp.                Federated Investors Tower

                                          1001 Liberty Avenue

                                          Pittsburgh, Pennsylvania 15222-3779

Investment Adviser

Hibernia National Bank                    Attention: Tower Mutual Funds

                                          P.O. Box 61540

                                          New Orleans, Louisiana 70161

Custodian

Hibernia National Bank                    Attention: Tower Mutual Funds

                                          P.O. Box 61540

                                          New Orleans, Louisiana 70161

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder

Services Company                          P.O. Box 8609

                                          Boston, Massachusetts 02266-8609

Independent Auditors

Ernst & Young LLP                         One Oxford Centre

                                          Pittsburgh, Pennsylvania 15219










                            TOWER MID CAP EQUITY FUND
                     (A PORTFOLIO OF THE TOWER MUTUAL FUNDS)
                                 CLASS A SHARES
                                 CLASS B SHARES

                       STATEMENT OF ADDITIONAL INFORMATION





    This Statement of Additional Information should be read with the prospectus of Tower Cash Reserve Fund (the "Fund"), a portfolio of Tower Mutual Funds (the "Trust") dated June __, 1998. This Statement is not a prospectus. You may request a copy of a prospectus, free of charge by calling
    1-800-999-0124.

    5800 Corporate Drive
    Pittsburgh, Pennsylvania 15237-7010

                          Statement dated June __, 1998

        SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF HIBERNIA NATIONAL BANK OR ITS AFFILIATES, ARE NOT ENDORSED OR GUARANTEED BY HIBERNIA NATIONAL BANK OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

     INVESTMENT IN THE SHARES OF THE FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. [GRAPHIC OMITTED]

     Cusip
     ________ (6/98)

TABLE OF CONTENTS

                                                                            I

GENERAL INFORMATION ABOUT THE FUND     1

INVESTMENT OBJECTIVE AND POLICIES OF THE FUND                   1
  When-Issued and Delayed Delivery Transactions                 1
  Lending of Portfolio Securities      1
  Reverse Repurchase Agreements        1
  Futures and Options Transactions     2
  Ratings                              6
  Portfolio Turnover                   6

INVESTMENT LIMITATIONS                 6

TOWER MUTUAL FUNDS MANAGEMENT          8
  Officers and Trustees                8
  Fund Ownership                       9
  Trustees Compensation               10
  Trustee Liability                   10

INVESTMENT ADVISORY SERVICE           10
  Adviser to the Trust                10
  Advisory Fees                       10

BROKERAGE TRANSACTIONS                10

OTHER SERVICES                        11
  Trust Administration                11
  Transfer Agent, Dividend Disbursing Agent, and
          Portfolio Accounting Services        11
  Custodian                           11
  Independent Auditors                11

PURCHASING SHARES                     11
  Distribution Plan                   11
  Shareholder Services (Class B Shares Only)                   12
  Conversion To Federal Funds         12



DETERMINING NET ASSET VALUE           12
  Determining Market Value of Securities12

EXCHANGE PRIVILEGE                    12
  Requirements for Exchange           12
  Making an Exchange                  13

REDEEMING SHARES                      13
  Redemption in Kind                  13
  Massachusetts Partnership Law       13

TAX STATUS                            13
  The Funds' Tax Status               13
  Shareholders' Tax Status            13
  Capital Gains                       14

TOTAL RETURN                          14

YIELD                                 14

PERFORMANCE INFORMATION               14
  Economic and Market Information     15

APPENDIX                              16

GENERAL INFORMATION ABOUT THE FUND

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 8, 1988. As of the date of this Statement, the Trust consists of seven separate portfolios of securities (the "Funds") which are as follows: Tower Capital Appreciation Fund ("Capital Appreciation Fund"), Tower Louisiana Municipal Income Fund ("Louisiana Municipal Income Fund"), Tower Total Return Bond Fund ("Total Return Bond Fund"), Tower U.S. Government Income Fund ("U.S. Government Income Fund"), Tower Cash Reserve Fund ("Cash Reserve Fund"), Tower U.S. Treasury Money Market Fund ("U.S.
Treasury Money Market Fund") and Tower Mid Cap Equity Fund ("Mid Cap Equity Fund").

Capital Appreciation Fund, Cash Reserve Fund and Mid Cap Equity Fund currently offer two classes of shares, which are designated as Class A Shares and Class B Shares. This Statement relates only to Class A Shares and Class B Shares of Tower Mid Cap Equity Fund (the "Fund").

INVESTMENT OBJECTIVE AND POLICIES OF THE FUND

The Prospectus discusses the objective of the Fund and the policies it employs to achieve its objective. The following discussion supplements the description of the Fund's investment policies in the Prospectus.

The Fund's investment objective cannot be changed without approval of shareholders. The investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

TYPES OF INVESTMENTS

Acceptable investments for the Fund include but are not limited to: convertible securities, money market instruments, common stocks, preferred stocks, corporate bonds, notes and put options on stocks.

CORPORATE DEBT SECURITIES

Corporate debt securities may bear fixed, fixed and contingent, or variable rates of interest. They may involve equity features such as conversion or exchange rights, warrants for the acquisition of common stock of the same or different issuer, participations based on revenues, sales, or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

ZERO COUPON CONVERTIBLE SECURITIES

The Fund may invest in Zero-Coupon Securities. Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of the Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other funds and other mutual funds investing in securities making current distributions of interest and having similar maturities.

Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer of holder thereof), in trust on behalf of the owners thereof.

In addition, the Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificated or other evidence of ownership of the underlying U.S. Treasury securities.

When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants, or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund may hold or trade convertible securities. In selecting convertible securities for the Funds, the adviser evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

MONEY MARKET INSTRUMENTS

The Fund may invest in money market instruments of domestic and foreign banks and savings associations if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation.

WARRANTS

The Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

FUTURES AND OPTIONS TRANSACTIONS

    The Fund may engage in or reserve the right to engage in put and call options, financial futures, and options on futures as discussed in the prospectus. Financial futures may include stock index futures.

    The Fund will maintain positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series.

FINANCIAL FUTURES CONTRACTS
    A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt securities issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government.

    In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge their holdings of securities, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect themselves against the possibility that the prices of their securities may decline during the Funds' anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.

PURCHASING PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
    Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

    The Fund could purchase put options on futures to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates or as a means of reducing fluctuations in the net asset value of shares of the Fund. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the realized decrease in value of the hedged securities.

    Alternately, the Fund may exercise its put to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

WRITING CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS
    In addition to purchasing put options on futures, the Fund may write listed call options on futures contracts for U.S. government securities to hedge its portfolio against an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contact) costs less to fulfill, causing the value of the Fund's call option position to increase.

    In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that Fund keeps the premium received for the option. This premium can offset the drop in value of the Fund's fixed income securities which is occurring as interest rates rise.

    Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The new premium income of the Fund will then offset the decrease in value of the hedged securities.

WRITING PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
    The Fund may write listed put options on financial futures contracts for U.S. government securities to hedge its portfolio against a decrease in market interest rates. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option. As market interest rates decrease, the market price of the underlying futures contract increases.

    As the market value of the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future due to the decrease in market interest rates.

    Prior to the expiration of the put option, or its exercise by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of buying the second option will be less than the premium received by the Fund for the initial option.

PURCHASING CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS
    When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option. As market interest rates fall, the value of the underlying futures contract will normally increase, resulting in an increase in value of the Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, the Fund could exercise its option and buy the futures contract below market price.

LIMITATION ON OPEN FUTURES POSITION
    The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

MARGIN IN FUTURES TRANSACTIONS
    Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good-faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

    A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is know as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expires. In computing its daily net asset value, the Fund will mark-to-market its open futures positions.

    The Fund is also required to deposit and maintain margin when they write call options on futures contracts.

PURCHASING PUT AND CALL OPTIONS ON PORTFOLIO SECURITIES
    The Fund may purchase put and call options on portfolio securities to protect against price movements in particular securities. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives the Fund, in return for a premium, the right to buy the underlying security from the seller.

    The Fund may only buy put options which are listed on a recognized options exchange.

WRITING COVERED PUT AND CALL OPTIONS ON PORTFOLIO SECURITIES
    As writer of a call option, the Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. As a writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option.

    The Fund may only write call options either on securities held in it portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

STOCK INDEX FUTURES AND OPTIONS
    The Fund may utilize stock index futures contracts and options on stocks, stock indices, and stock index futures contracts for the purposes of managing cash flows into and out of the Fund's portfolio and potentially reducing transactional costs. The Fund may not use stock index futures contracts and options for speculative purposes. As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio through the purchase of listed put options on stocks, stock indices, and stock index futures contracts. These options will be used only as a form of forward pricing to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. Put options on stock indices are similar to put options on stocks except for the delivery requirements. Instead of giving the Fund the right to make delivery of stock at a specified price, a put option on a stock index gives the Fund, as holder, the right to receive an amount of cash upon exercise of the option.

    The Fund may also write covered call options. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price.

    The Fund may only: (1) buy listed put options on stock indices and stock index futures contracts; (2) buy listed put options on securities held in its portfolio; and (3) sell listed call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any such additional consideration). The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or expired.

    The Fund may also enter into stock index futures contracts. A stock index futures contract is a bilateral agreement which obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of trading of the contract and the price at which the agreement is originally made. There is no physical delivery of the stocks constituting the index, and no price is paid upon entering into a futures contract. In general, contracts are closed out prior to their expiration. The Fund, when purchasing or selling a futures contract, will initially be required to deposit in a segregated account in the broker's name with the Fund's custodian an amount of cash or U.S. government securities approximately equal to 5%-10% of the contract value. This amount is known as "initial margin," and it is subject to change by the exchange or board of trade on which the contract is traded. Subsequent payments to and from the broker are made on a daily basis as the price of the index or the securities underlying the futures contract fluctuates. These payments are known as "variation margins," and the fluctuation in value of the long and short positions in the futures contract is a process referred to as "marking to market." The Fund may decide to close its position on a contract at any time prior to the contract's expiration. This is accomplished by the Fund taking an opposite position at the then prevailing price, thereby terminating its existing position in the contract. Because the initial margin resembles a performance bond or good faith deposit on the contract, it is returned to the Fund upon the termination of the contract, assuming that all contractual obligations have been satisfied. Therefore, the margin utilized in futures contracts is readily distinguishable from the margin employed in security transactions, since the margin employed in futures contracts does not involve the borrowing of funds to finance the transaction.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled.

LENDING OF PORTFOLIO SECURITIES

The Fund may lend portfolio securities. The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

REVERSE REPURCHASE AGREEMENTS

The Fund may invest in reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

RESTRICTED SECURITIES
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933. The Trustees consider the following criteria in determining the liquidity of certain restricted securities: o the frequency of trades and quotes for the security; o the number of dealers willing to purchase or sell the security and the number of other potential buyers; o dealer undertakings to make a market in the security; and O the nature of the security and the nature of the marketplace trades.

RATINGS

A nationally recognized statistical rating organization's ("NRSROs") highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by S&P, Prime-1 by Moody's, or F-1 (+ or -) by Fitch IBCA, Inc. ("Fitch") are all considered to be rated in the highest short-term rating category.

PORTFOLIO TURNOVER

The Fund normally holds or disposes of portfolio securities in order to achieve its investment objectives. Securities held by the Fund are selected because they are considered to represent real value and will be held or disposed of accordingly. The Adviser will not generally seek profits through short-term trading. The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objectives. The Adviser does not anticipate that the Fund's portfolio turnover rate will exceed 100%.

INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS
    With respect to 75% of the value of its total assets, the Fund will not purchase securities of any one issuer, except cash and cash items and securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.

    The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

    (For purposes of the foregoing limitations, the Fund considers instruments issued by a U.S. branch of a domestic bank having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items.")

CONCENTRATION OF INVESTMENTS
    The Fund will not invest 25% or more of its total assets in securities of issuers having their principal business activities in the same industry. However, investing in U.S. government obligations shall not be considered investments in any one industry.

INVESTING IN COMMODITIES
    The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts. However, the Fund may purchase put options on portfolio securities and on financial futures contracts as a hedging strategy and not for speculative purposes. In addition, the Fund reserves the right to hedge the portfolio by entering into financial futures contracts and to sell calls on financial futures contracts. The Fund will notify shareholders before such a change in its operating policies is implemented.

ISSUING SENIOR SECURITIES AND BORROWING
    The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolios securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

PLEDGING ASSETS
    The Fund will not mortgage, pledge, or hypothecate securities, except to secure permissible borrowings. In those cases, the Fund may pledge assets having a value of 15% of its assets taken at cost.

    Neither the deposit of underlying securities and other assets in escrow in connection with the writing of put or call options on U.S. government securities nor margin deposits for the purchase and sale of financial futures contracts and related options are deemed to be a pledge.

SELLING SHORT AND BUYING ON MARGIN
    The Fund will not purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

UNDERWRITING

     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the disposition of its portfolio securities.

INVESTING IN REAL ESTATE
    The Fund will not purchase or sell real estate although the Fund may invest in securities secured by real estate or interest in real estate or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

LENDING CASH OR SECURITIES
    The Fund will not lend any of its assets, except portfolio securities . This shall not prevent the purchase or holding of bonds, debentures, notes, certificates of indebtedness, or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by its investment objective and policies or the declaration of trust.

Except as noted, the above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Except as noted, shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN MINERALS
    The Fund will not invest in interests in oil, gas, or other mineral exploration or development programs, other than debentures or equity stock interests.

PURCHASING SECURITIES TO EXERCISE CONTROL
    The Fund will not purchase securities of a company for the purpose of exercising control or management.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
    The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any investment company, or invest no more than 10% of its total assets in investment companies in general, unless permitted to do so by order of the SEC. The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses. The Fund will invest in other investment companies primarily for the purposes of investing its short-term cash on a temporary basis. The investment adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.

WRITING COVERED CALL OPTIONS AND PURCHASING PUT OPTIONS
    The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The Fund will not purchase put options on securities, other than put options on stock indices, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's net assets would be invested in premiums on open put option positions.

INVESTING IN RESTRICTED AND ILLIQUID SECURITIES
      The Fund will not invest more than 15% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice.

     The Fund has no present intent to borrow money, pledge securities or invest in illiquid securities in excess of 5% of the value of its net assets in the coming fiscal year.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment a later increase or decrease in percentage resulting from any change in value of the Fund's net assets will not result in a violation of any of the above restrictions.

TOWER MUTUAL FUNDS MANAGEMENT

OFFICERS AND TRUSTEES

Officers and Trustees are listed with their addresses, principal occupations, and present positions, including any affiliation with Hibernia National Bank, Hibernia Corporation, Federated Investors, Federated Securities Corp., and Federated Administrative Services.

Edward C. Gonzales*+

Federated Investors Tower

Pittsburgh, PA

Birthdate:  October 22, 1930

President, Trustee and Treasurer

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

Robert L. diBenedetto, M.D.

781 Colonial Drive

Baton Rouge, LA

Birthdate:  April 14, 1928

Trustee

Gynecologist; President/CEO, Louisiana Medical Mutual Insurance Company; Chairman of Board of Directors and Medical Director, LAMMICO Practice Management, L.L.C.; Medical Director Emeritus, Women's Hospital.

James A. Gayle, Sr.

613 Turtle Creek Drive

Shreveport, LA

Birthdate:  September 27, 1923

Trustee

Vice President of Government Affairs and Community Development and Director, Shreveport Chamber of Commerce; Director, Louisiana Forestry Association; Director, Anthony Forest Products Company, Inc.; Retired from International Paper Company in August 1985.

J. Gordon Reische +

20 Dogwood Drive

Covington, LA

Birthdate: September 11, 1931

Trustee

Retired Managing Partner, New Orleans office, KPMG - Peat Marwick.

Jeffrey W. Sterling

Federated Investors Tower

Pittsburgh, PA

Birthdate:  February 5, 1947

Vice President and Assistant Treasurer

     Vice President and Director, Private Label Management, Federated Administrative Services.

Peter J. Germain

Federated Investors Tower

Pittsburgh, PA

Birthdate:  September 3, 1959

Secretary

Senior Vice President and Director of Proprietary Funds Services, Federated Services Company; formerly, Senior Corporate Counsel, Federated Investors.

*This Trustee is deemed to be an "interested person" of the Fund or Tower Mutual Funds as defined in the Investment Company Act of 1940.

     +Members of Tower Mutual Funds' Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.

FUND OWNERSHIP

Officers and Trustees of the Trust own less than 1% of each Fund's outstanding shares.

TRUSTEES COMPENSATION

                           AGGREGATE
NAME ,                     COMPENSATION
POSITION WITH              FROM
TRUST                      THE TRUST*+

Edward C. Gonzales         $0
President, Treasurer and Trustee
Robert L. di Benedetto,    $12,000
Trustee
James A. Gayle, Sr.,       $12,000
Trustee
J. Gordon Reische,         $12,000
Trustee

*Information is furnished for the fiscal year ended August 31, 1997. The Trust is the only investment company in the complex.

     +The aggregate compensation is provided for the Trust which is comprised of 6 portfolios.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICE

ADVISER TO THE TRUST

The Fund's investment adviser is Hibernia National Bank (the "Adviser"). It provides investment advisory services through its Trust Division. Hibernia National Bank is a wholly-owned subsidiary of Hibernia Corporation.

The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Hibernia National Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Hibernia National Bank's or its affiliates' lending relationships with an issuer.

ADVISORY FEES

For its advisory services, Hibernia National Bank receives an annual investment advisory fee as described in the prospectus.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include; advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Although investment decisions for the Fund are made independently from those of other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In some cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES

TRUST ADMINISTRATION

Federated Administrative Services, which is a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee described in the prospectus.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND PORTFOLIO ACCOUNTING SERVICES

Federated Shareholder Services Company, Boston, Massachusetts, a subsidiary of Federated Services Company, is registered transfer agent for the shares of the Fund and dividend disbursing agent for the Fund. It also provides certain accounting and recordkeeping services with respect to the Fund's portfolio of investments.

Federated Shareholder Services Company receives a fee based on the size, type, and number of accounts and transactions made by shareholders. Federated Shareholder Services Company also maintains the Fund's accounting records. The fee is based on the level of the Fund's average net assets for the period plus out-of-pocket expenses.

CUSTODIAN

For its services as custodian, Hibernia National Bank, New Orleans, Louisiana, may receive an annual fee, payable monthly based on a percentage of the Fund's average aggregate daily net assets, plus out-of-pocket expenses.

INDEPENDENT AUDITORS

The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.

PURCHASING SHARES

Class A Shares of the Fund are sold at its net asset value with a front end sales charge. Class B Shares of the Fund are sold at net asset value and are subject to a contingent deferred sales charge if redeemed within six full years of purchase. Shares of the Fund are sold on days the New York Stock Exchange is open for business. The procedure for purchasing shares is explained in the prospectus under "Investing in the Fund."

DISTRIBUTION PLAN

Tower Mutual Funds has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan permits the payment of fees to brokers for distribution and administrative services and to administrators for administrative services. The Plan is designed to (i) stimulate brokers to provide distribution and administrative support services to shareholders and
(ii) stimulate administrators to render administrative support services to shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals. By adopting the Plan, the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in seeking to achieve their investment objectives. By identifying potential investors whose needs are served by the Fund's objective, and properly servicing these accounts, the Fund may be able to curb sharp fluctuations in rates of redemptions and sales. Other benefits may include: (1) an efficient and effective administrative system; (2) a more efficient use of shareholder assets by having them rapidly invested with a minimum of delay and administrative detail; and (3) an efficient and reliable shareholder records system and prompt responses to shareholder requests and inquiries concerning their accounts.

SHAREHOLDER SERVICES (CLASS B SHARES ONLY)

The Shareholder Services Agreement permits the payment of fees to Federated Shareholder Services to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Hibernia National Bank or its affiliates act as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE

Net asset value of the Fund generally changes each day. The days on which the net asset value is calculated by the Fund is described in the prospectus.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

     o for equity securities, according to the last sale price on a national securities exchange, if applicable;

     o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

     o    for unlisted equity securities, the latest bid prices;

     o for bonds and other fixed income securities, as determined by an independent pricing service;

     o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of less than 60 days, at the time of purchase, at amortized cost; or

     o for all other securities, at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Fund will value futures contracts, options, and put options on futures and at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.

EXCHANGE PRIVILEGE

REQUIREMENTS FOR EXCHANGE

Shareholders using the exchange privilege must exchange shares having a net asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made. Class B Shares of the Fund may exchange into Class B Shares of Capital Appreciation Fund.

This privilege is available to shareholders residing in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund.

Further information on the exchange privilege and prospectuses may be obtained by calling the Fund at the number on the cover of this Statement.

MAKING AN EXCHANGE

Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee. Shares may also be exchanged by telephone, but only between fund accounts that have identical shareholder registrations.

REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Shareholder redemptions for Class B Shares of the Fund may be subject to a contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although the Fund does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

     The Fund is obligated to redeem shares solely in cash up to $250,000, or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as net asset value is determined. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.

Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for obligations of the Trust, Tower Mutual Funds is required to use its property to protect or to compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and to pay judgments against them from its assets.

TAX STATUS

THE FUND'S TAX STATUS

The Fund will pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

      o derive at least 90% of its gross income from dividends, interest, and gain from the sale of securities;

      o invest in securities within certain statutory limits; and

      o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains reviewed as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

CAPITAL GAINS

Long-term capital gains distributed to Fund shareholders will be treated as long-term capital gains regardless of how long shareholders have held Fund shares.

TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

YIELD

The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.

PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates and market value of portfolio securities; changes in expenses; and the relative amount of cash flow.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

      oLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "money market instruments funds" category in advertising and sales literature.

      OBANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are averages of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

      ODOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue-chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

      S&P 400 MID CAP INDEX is an unmanaged capitalization weighted index that measures the performance of the mid-range of the U.S. stock market.

      OSTANDARDS & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, compares total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestment of all dividends paid by stock listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

      oLEHMAN BROTHERS GOVERNMENT/CORPORATE TOTAL INDEX is compromised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-months, twelve months, and ten-year periods and year-to-date.

      OSALOMON BROTHERS AAA-AA CORPORATE INDEX calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.

      OMERRILL LYNCH CORPORATE & GOVERNMENT MASTER INDEX is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof. These quality parameters are based on composite of rating assigned by Standard and Poor's Ratings Group and Moody's Investors Service, Inc. Only notes and bonds with a minimum maturity of one year are included.

      OMERRILL LYNCH CORPORATE MASTER INDEX is an unmanaged index comprised of approximately 4,356 corporate debt obligations rated BBB or better. These quality parameters are based on composites of ratings assigned by Standard and Poor's Ratings Group and Moody's Investors Service, Inc. Only bonds with a minimum maturity of one year are included.

      OSALOMON BROTHERS BROAD INVESTMENT-GRADE ("BIG") BOND INDEX is designed to provide the investment-grade bond manager with an all-inclusive universe of institutionally traded U.S. Treasury, agency, mortgage and corporate securities which can be used as a benchmark. The BIG Index is market capitalization-weighted and includes all fixed rate bonds with a maturity of one year or longer and a minimum of $50-million amount outstanding at entry ($200 million for mortgage coupons) and remain in the index until their amount falls below $25 million.

      OMORNINGSTAR, INC., an independent rating service , is the publisher of the bi-weekly MUTUAL FUNDS VALUES. MUTUAL FUNDS VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Trust may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Trust's portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrust over $4.4 trillion to the more than 6,700 funds available.

APPENDIX

STANDARD AND POOR'S BOND RATINGS
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated
AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. PLUS (+) OR MINUS (-):--The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. BAA--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. NR--Not rated by Moody's. FITCH IBCA, INC. LONG-TERM DEBT RATINGS AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. NR--NR indicates that Fitch does not rate the specific issue. STANDARD AND POOR'S COMMERCIAL PAPER RATINGS A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. The issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1. MOODY'S INVESTORS SERVICES, INC. COMMERCIAL PAPER RATINGS P-1--Issuers rated PRIME-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. P-2--Issuers rated PRIME-2 (for related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. FITCH IBCA, INC. SHORT-TERM RATINGS F-1+--(Exceptionally Strong Credit Quality). Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--(Very Strong Credit Quality). Issues assigned to this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2--(Good Credit Quality). Issues carrying this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the F-1+ and F-1 categories.








PART C.    OTHER INFORMATION.

Item 24.    Financial Statements and Exhibits:
            (a)   (1-6) Financial Statements (Incorporated by reference to
                  the Annual Report of the Registrant dated August 31, 1997, File Nos. 811-5536 and 33-21321). (7) To be filed by
                  Amendment.
            (b)   Exhibits:
                   (1)  (i)    Conformed copy of Declaration of Trust of the
                               Registrant (5.);
                        (ii)   Form of Amendment No. 7 of Articles
                               Supplementary;+
                   (2) Copy of By-Laws of the Registrant (1.); (3) Not applicable;
                   (4) (i) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (3.); (ii) Copy of Specimen Certificates for Shares of Beneficial Interest of the Registrant;(5.)
                   (5) (i) Conformed copy of Investment Advisory Contract of the Registrant (5.); (ii) Form of Exhibit G to Investment Advisory Contract;+
                   (6) (i) Conformed copy of Administrative Support and Distributor's Contract of the Registrant;(5.)
                        (ii) Amendments No. 1,2,3 and 4 to Exhibit A to Administrative Support and Distributor's Contract of the Registrant;+ (iii) Exhibit B to Administrative Support and Distributor's Contract of the Registrant;+ (iv) Form of Mutual Funds Sales and Service Agreement;+
                   (7)  Not applicable;
                   (8) (i) Conformed copy of Custodian Agreement of the Registrant (6.); (ii) Conformed copy of Transfer Agency and Service Agreement of the Registrant (5.); (iii) Conformed copy of Administrative Services Agreement of the Registrant (5.);


 +    All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed April 15, 1988. (File Nos. 33-21321 and 811-5536)

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed April 27, 1989. (File Nos. 33-21321 and 811-5536)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed October 28, 1993. (File Nos. 33-21321 and 811-5536)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed December 28, 1994. (File Nos. 33-21321 and 811-5536)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed October 28, 1996. (File Nos. 33-21321 and 811-5536)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed October 22, 1997. (File Nos. 33-21321 and 811-5536)

                        (iv) Conformed Copy of Assignment of Administrative Services Agreement of the Registrant to Federated Administrative Services (5.); (v) Copy of Schedule A to Custodian Contract;(8.) (vi) Conformed copy of Sub-Transfer Agency Agreement;(9.)
                   (9) (i) Conformed copy of Agreement for Fund Accounting, Shareholder Recordkeeping, and Custody Services Procurement (6.); (ii) Exhibit 1 to the Agreement for Fund Accounting, Shareholder Recordkeeping, and Custody Services Procurement;+
                  (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered;(7.) (11) (i) Conformed copy of Consent of Independent Auditors;(8.)
                        (ii) Conformed copy of Opinion and Consent of Special Counsel;(7.)
                  (12)  Not applicable;
                  (13) Conformed copy of Initial Capital Understanding;(7.) (14) Not applicable; (15) (i) Conformed copy of Present Distribution Plan (5.);
                        (ii)   Form of Distribution Plan;+
                        (iii) Amendments No. 1,2,3 and 4 to Distribution Plan;+
                        (iv) Copy of Sales Agreement with Federated Securities Corp. (3.); (v) Conformed Copy of Shareholder Services Agreement;(7.)
                        (vi) Conformed Copy of Shareholder Services Agreement through and Exhibit A which relates to Class B Shares of Capital Appreciation Fund; (8.)
                        (vii) Exhibit B Shareholder Services Agreement which relates to Class B Shares for Cash Reserve Fund and Mid-Cap Equity Fund;+

Item 25.    Persons Controlled by or Under Common Control with Registrant:

            None.

 +    All exhibits have been filed electronically.

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed April 27, 1989. (File Nos. 33-21321 and 811-5536)

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on form N-1A filed April 23, 1993. (File Nos. 33-21321 and 811-5536)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed October 28, 1994. (File Nos. 33-21321 and 811-5536)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed October 28, 1996. (File Nos. 33-21321 and 811-5536)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed October 22, 1997. (File Nos. 33-21321 and 811-5536)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed February 25, 1998. (File Nos. 33-21321 and 811-5536)

                  (16)  (i)    Copy of Schedule for Computation of Performance
                               Data for Tower Capital Appreciation Fund;(7.)
                        (ii)   Copy of Schedule for Computation of Performance
                               Data for Tower Cash Reserve Fund;(7.)
                        (iii)  Copy of schedule for Computation of Performance
                               Data for Tower Louisiana Municipal
                               Income Fund;(7.)
                        (iv)   Copy of schedule for Computation of Performance
                               Data for Tower U.S. Government Income Fund;(7.)
                        (v)    Copy of schedule for Computation of Performance
                               Data for Tower Total Return Bond Fund;(7.)
                        (vi)   Copy of Schedule for Computation of Performance
                               Data for Tower U.S. Treasury Money Market
                               Fund;(5.)
                  (17) Financial Data Schedules.(8.) (18) Conformed Copy of Multiple Class Plan;(7.) (19) Conformed copy of Power of Attorney (5.);

Item 26.    Number of Holders of Securities:

                                                Number of Record Holders
            Title of Class                        as of March 17, 1998

            Shares of beneficial interest

            Tower Capital Appreciation Fund
                  Class A Shares                          1,813
                  Class B Shares                            713
            Tower U.S. Government Income
             Fund                                         1,091
            Tower Louisiana Municipal Income
             Fund                                         1,355
            Tower Total Return Bond Fund                    358
            Tower Cash Reserve Fund
                  Class A Shares                          1,674
                  Class B Shares                              1
            Tower U.S. Treasury Money Market
             Fund                                         2,870
            Tower Mid Cap Equity Fund
                  Class A Shares                Not Currently Effective
                  Class B Shares                Not Currently Effective


Item 27.    Indemnification:  (1)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed October 28, 1994. (File Nos. 33-21321 and 811-5536)


7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed October 28, 1996. (File Nos. 33-21321 and 811-5536)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed October 22, 1997. (File Nos. 33-21321 and 811-5536)

Item 28.    Business and Other Connections of Investment Adviser:

            A.   Investment Adviser

            Hibernia National Bank is a national bank with its principal place of business at 313 Carondelet Street, New Orleans, Louisiana 70130. Hibernia National Bank, a national bank organized in 1933, is a wholly-owned subsidiary of Hibernia Corporation ("Hibernia"), a Louisiana Corporation. Through its subsidiaries and affiliates, Hibernia offers a full range of financial services to the public including commercial and consumer lending and depository services, cash management, retail banking, mortgage banking, brokerage, investment counseling, international banking, trust services, life and health insurance and property and casualty insurance. Hibernia National Bank has been ranked by the American Banker newspaper as the 59th largest U.S. Bank according to December 31, 1997 deposits. As of December 31, 1997, the Trust Group had $6.0 billion under administration of which it had investment discretion over $2.8 billion. The Trust Group has managed pools of commingled funds since 1966; as of December 31, 1997, the Trust Group manages one such investment pool along with the six Tower Mutual Funds. The executive officers and directors of the Adviser and any other business, profession, vocation or employment of a substantial nature in which each such officer and director is or has been engaged during the past two years is set forth below. Unless otherwise noted, the position listed under Other Business, Profession, Vocation or Employment is with Hibernia National Bank.

                                                         Other Substantial
                                Position with            Business, Profession,
        Name                    the Adviser              Vocation, Employment

Robert H. Boh                   Chairman and Director    Chairman, Brothers
                                                         Construction Co. L.L.C.

Paul J. Bonitatibus             Executive Vice President

J. Herbert Boydstun             Chairman-Southwest Louisiana Region and Director

E.R. Campbell                   Vice Chairman and Director -
                                Hibernia Corporation and Hibernia
                                National Bank; Director
                                Hibernia National Bank of
                                Texas

Cindy S. Collins                Executive Vice President

K. Kirk Domingos III            Senior Executive Vice President

B. D. Flurry                    Chairman-Northern Louisiana
                                Region and Director, Hibernia
                                National Bank of Texas

Marsha M. Gassan                Senior Executive Vice President and Chief
                                Financial Officer

Michael G. Gretchen             Executive Vice President

Stephen A. Hansel               President, Chief
                                Executive Officer,
                                and Director

Russell S. Hoadley              Executive Vice President

Linda A. Hoffman                Executive Vice President

Randall E. Howard               Chairman, Southeast
                                Louisiana Region

Scott P. Howard                 Senior Executive Vice President

Patricia C. Meringer            Senior Vice President, Corporate Counsel
                                and  Secretary

Donald J. Nalty                 Vice Chairman and Director

Gerald F. Pavlas                Executive Vice President

Suzette J. Prechter             Executive Vice President

Kenneth A. Rains                Executive Vice President

Ron E. Samford, Jr.             Executive Vice President
                                and Controller

John E. Smith                   Executive Vice President

Willie L. Spears                Executive Vice President

Walter P. Walker                Executive Vice President

Richard G. Wright               Senior Executive Vice President and Chief
                                Credit Officer

Mike Zainey                     Executive Vice President


                                    Directors

Robert H. Boh              Robert T. Holleman        William C. O'Malley
J. Herbert Boydstun        Elton R. King             Robert T. Ratcliff
J. Terrell Brown           Sidney W. Lassen          H. Duke Shackelford
E. R. Campbell             Laura A. Leach            Janee M. Tucker
Richard W. Freeman, Jr.    James R. Murphy           Virginia E. Weinmann
Stephen A. Harsel          Donald J. Nalty           Robert E. Zetzmann
Dick H. Hearin

Item 29.    Principal Underwriters:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


Richard B. Fisher             Director, Chairman, Chief        --
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice         President,
Federated Investors Tower     President, Federated,            Treasurer, and
Pittsburgh, PA 15222-3779     Securities Corp.                 Trustee

Thomas R. Donahue             Director, Assistant Secretary
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Raymond Hanley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David L. Immonen              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert M. Rossi               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


 (c) Not applicable.

Item 30.    Location of Accounts and Records:

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                5800 Corporate Drive
                                          Pittsburgh, PA  15237-7010

Federated Shareholder Services Company    P.O. Box 8600
("Transfer Agent, Dividend                Boston, MA 02266-8600
Disbursing Agent and Portfolio
Recordkeeper")

Federated Administrative                  Federated Investors Tower
Services                                  Pittsburgh, PA  15222-3779
("Administrator")

Hibernia National Bank                    313 Carondelet Street
("Adviser")                               New Orleans, LA  70130

Hibernia National Bank                    313 Carondelet Street
("Custodian")                             New Orleans, LA  70130

Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus for Tower Mutual Funds is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

            Registrant hereby undertakes to file a post-effective amendment on behalf of Tower Mid Cap Equity Fund, using financial statements for Tower Mid Cap Equity Fund, which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 20.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, TOWER MUTUAL FUNDS, certifies that it has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 25th day of March, 1998.

                               TOWER MUTUAL FUNDS

                  BY: /s/ Gail Cagney
                  Gail Cagney, Assistant Secretary
                  Attorney in Fact for Edward C. Gonzales
                  March 25, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                   DATE

By: /s/Gail Cagney
    ASSISTANT SECRETARY           Attorney In Fact          March 25, 1998
                                  For the Persons
                                  Listed Below

    NAME                            TITLE

Edward C. Gonzales*               President, Treasurer
                                  and Trustee
                                  (Chief Executive Officer,
                                  Principal Financial and
                                  Accounting Officer)

Robert L. diBenedetto, M.D.*      Trustee

James A. Gayle, Sr.*              Trustee

J. Gordon Reische*                Trustee

* By Power of Attorney